EQUITY BASED COMPENSATION (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Restricted stock awards	$ 144,000	$ 166,715
Stock issued for services rendered	(2,032,275)
Equity based compensation	$ 2,176,275	$ 166,715
QPAGOS Corporation - Parent Company [Member]
Stock issued for services rendered			$ (166,715)
Equity based compensation			$ 166,715